Investment Portfolio - Government and Corporate Securities (Debt Securities at Amortized Cost) (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Allowances for credit losses	$ (700,195)	$ (9,702,641)
TOTAL DEBT SECURITIES AT AMORTIZED COST	583,277,961	200,648,357
In Pesos | Level 2 Fair value | DEBT SECURITIES AT AMORTIZED COST
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	583,978,156	210,350,998
In Pesos | Level 2 Fair value | 16 January 2026 | DEBT SECURITIES AT AMORTIZED COST
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	561,135,419	0
In Pesos | Level 2 Fair value | Argentine Treasury Bond in pesos. Maturity 05-23-2027 | DEBT SECURITIES AT AMORTIZED COST
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	$ 15,954,621	31,623,614
In Pesos | Level 2 Fair value | Argentine Treasury Bond in pesos at 0.7% Badlar Private Rate. Maturity 11-23-2027
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	0.70%
In Pesos | Level 2 Fair value | Argentine Treasury Bond in pesos at 0.7% Badlar Private Rate. Maturity 11-23-2027 | DEBT SECURITIES AT AMORTIZED COST
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	$ 6,888,116	13,644,707
In Pesos | Level 2 Fair value | Argentine Treasury Bond in pesos. Maturity 08-23-2025 | DEBT SECURITIES AT AMORTIZED COST
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	$ 0	$ 165,082,677